Turnover (Tables)	12 Months Ended
Jun. 30, 2022
Turnover
Schedule of revenue by major product line

	2022	2021	2020
for the year ended 30 June	Rm	Rm	Rm
Revenue by major product line
Energy business	108 990	65 676	67 415
Coal[1]	6 370	2 025	1 343
Liquid fuels and crude oil[2]	96 036	58 265	60 119
Gas (methane rich and natural gas) and condensate[3]	6 584	5 386	5 953
Chemicals business	160 407	133 136	119 840
Advanced materials[4]	7 249	7 380	7 200
Base chemicals[5]	51 223	45 684	40 262
Essential care[6]	62 989	44 314	40 112
Performance solutions[7]	38 946	35 758	32 266
Other (Technology, refinery services)[8]	2 550	2 288	2 313
Revenue from contracts with customers	271 947	201 100	189 568
Revenue from other contracts[9]	3 791	810	799
Total external turnover	275 738	201 910	190 367
1	Derived from Mining segment.
2	Derived from Fuels segment.
3	Derived primarily from Gas segment.
4

Approximately 25% (2021 – 37%; 2020 – 29%) of revenue from advanced materials is derived from Chemicals Africa while 58% (2021 - 52%; 2020 - 56%) is derived from Chemicals Eurasia and the remaining revenue is derived from Chemicals America.

5

Approximately 64% (2021 – 59%; 2020 – 59%) of revenue from base chemicals is derived from Chemicals Africa while 36% (2021 – 33%; 2020 – 29%) is derived from Chemicals America and the remaining revenue is derived from Chemicals Eurasia.

6

Approximately 68% (2021 & 2020 - 70%) of revenue from essential care products is derived from Chemicals Eurasia while approximately 30% is derived from Chemicals America and the remaining revenue in 2022 was derived from Chemicals Africa.

7

Approximately 21% (2021: 22% & 2020: 20%) of revenue from performance solutions is derived from Chemicals Eurasia while approximately 71% (2021 & 2020 - 75%) is derived from Chemicals Africa and 8% (2021: 3% & 2020: 6%) is derived from Chemicals America. 2021 and 2020 percentages were updated based on volumes.

8	Relates primarily to the Gas and Fuels segments.
9	Relates to the Fuels segment and includes franchise rentals, use of fuel tanks, fuel storage and Sasol Oil slate.